NATURE AND CONTINUANCE OF OPERATIONS	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
NATURE AND CONTINUANCE OF OPERATIONS

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS

a.	A2Z CUST2MATE SOLUTIONS CORP. (the “Company”) was incorporated on January 15, 2018 under the laws of British Columbia. The Company’s principal place of business and its registered and records office of the Company is located at 1600 - 609 Granville Street Vancouver, British Columbia, Canada V7Y 1C3. The Company has appointed Cogency Global Inc., with an address at 122 East 42nd Street, 18th Floor, New York, NY 10168, as its agent for service of process in the United States.

The Company has been listed on the NASDAQ Stock Market LLC (“Nasdaq”) starting January 22, 2022, and trades under the symbol “AZ”. The Company was listed on the TSX Venture Exchange (“TSX.V”) in Toronto until February 28, 2024. Following an approval for a voluntary delisting, the Company no longer trades on the TSX.V but has remained a reporting issuer in Canada and its common shares (the “Common Shares”) remain listed on Nasdaq under the symbol AZ.

b.	As of September 30, 2026, the Company has two key subsidiaries (the “Subsidiaries”), both of which are companies incorporated under the laws of Israel: (1) Cust2mate Ltd. (“Cust2Mate”); and (2) Isramat Ltd. (“A2Z Isramat”). On July 13, 2023, Cust2Mate incorporated a wholly owned subsidiary, Cust2Mate USA Inc. under the laws of Delaware.

The Company owns 96.58% of the common shares of Cust2Mate, a retail technology company developing and providing connected shopping solutions and retail media capabilities, primarily for grocery retailers and supermarkets. Cust2Mate’s core offering is a smart cart designed to enhance the in-store shopping experience, improve retail operations, and enable digital engagement with shoppers throughout their shopping journey.

The Cust2Mate platform includes a modular smart cart solution that can be integrated with retailers’ existing shopping cart fleets, together with supporting software and infrastructure. The system enables shoppers to scan products as they shop, access product information, receive personalized promotions, monitor their purchases and total spending, and complete transactions without using traditional checkout lanes. The platform incorporates multiple security and product validation capabilities and is designed to integrate with retailers’ existing systems, including point-of-sale, payment, loyalty, and promotions systems.

In addition to its shopping and transaction capabilities, the Cust2Mate platform supports retail media services, enabling retailers and brands to engage shoppers with digital advertising and promotional content during the in-store shopping journey. The platform also supports the collection and analysis of shopping-related data, providing retailers and brands with insights into shopper behavior, campaign performance, and in-store activities.

Through the Cust2Mate platform, the Company monetizes its technology through several primary revenue streams, including recurring smart cart subscriptions, revenue-sharing arrangements from retail media and advertising activities, and additional revenue opportunities from data analytics and related digital services.

c.	Acquisition of Hedia

On October 6, 2026, the Company completed the acquisition of Hedia Ltd, a leading Israeli retail media company (“Hedia Acquisition”).

Hedia is an established, profitable and cash-generating retail media company, with fiscal 2025 audited annual revenue of approximately $20,000. Founded in 1988, Hedia provides end-to-end in-store retail media capabilities, combining an established advertiser sales organization with campaign planning and execution, shopper marketing, digital in-store media (digital signage and Electronic Shelf Labels (ESL)), physical retail activations, production and nationwide implementation. Hedia has longstanding relationships with leading Israeli retailers, as well as major international consumer brands, including Unilever, Kimberly-Clark, Procter & Gamble, Nike and Henkel.

The acquisition is a logical expansion for A2Z’s retail media business, combining Cust2Mate’s smart cart technology, digital in-store retail media inventory, shopper journey data, retailer relationships and measurement capabilities with Hedia’s advertiser relationships, sales organization and campaign execution capabilities. The combined business is designed to provide an integrated retail media platform for planning, selling, executing and measuring in-store campaigns.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS (CONTINUED)

Transaction Terms

A2Z paid approximately $8,400 in cash and issued 833,333 Common Shares (fair value: $4,975) to the sellers, subject to a lockup period of up to 36 months.

The sellers are also eligible to receive up to approximately ILS 20 million ($6,527) in additional performance-based cash consideration, subject to achievement of agreed targets for 2027 and 2028 (“Hedia Earn-out Consideration”).

The common shares issued to the sellers have not been registered under the Securities Act of 1933, as amended, and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

In connection with the Hedia Acquisition, the Company and Hedia, received financing facilities in the aggregate amount of ILS 21.6 million ($7,052) as follows: (i) ILS 7.6 million ($2,481) from Bank Hapoalim (received in September 2026) - The loan bears a fixed annual interest rate of 5.25%, is not linked to any index, and is repayable in a single principal payment on March 30, 2028. Interest is payable in 18 monthly installments; and (ii) ILS 14 million ($4,571) from Bank Mizrahi (received in October 2026) – the loan is to be repaid over 5 years and bears annual interest of Prime + 2.25%, payments commence in January 2027.

In addition, Hedia obtained a line of credit of up to ILS 14 million from Bank Mizrahi to replace its existing lines of credit. This line of credit will bear interest at an annual rate of Prime + 1.5%.

The Company incurred transaction costs of $326, which were recognized as general and administrative expenses.

Due to the fact the transaction occurred shortly before the authorization of these financial statements, the initial accounting for the business combination including the determination of the fair values of identifiable assets acquired, liabilities assumed, and any resulting goodwill or gain on a bargain purchase is incomplete as of the date of authorization.

Specifically, the Company has not yet finalized:

●	The fair value of the Hedia Earn-out Consideration in order to determine the total consideration.

●	The identification and fair value measurement of acquired intangible assets (including customer relationships, proprietary technology, and brand names);

●	The final assessment and measurement of working capital adjustments and contingent liabilities; and

●	The evaluation of deferred tax assets and liabilities resulting from tax base adjustments.

Consequently, it is impracticable to provide the fair value details of the assets acquired and liabilities assumed, as well as the expected goodwill or gain on a bargain purchase, as required by IFRS 3.B64(i)–(k). The Company is currently performing the Purchase Price Allocation (PPA) with the assistance of an independent valuation specialist and expects to finalize the initial accounting during the financial reporting period ending December 31, 2026.

d.	In October 2023, Israel was attacked by the Hamas terrorist organization and entered a state of war on several fronts. As of October 9, 2025, Israel and Hamas entered into a ceasefire agreement calling for a permanent end of the war. However, there are no assurances that such agreements will hold. In June 2025, following escalating threats and intelligence reports of imminent attacks, Israel conducted preemptive strikes on military and nuclear infrastructure in Iran. Iran responded with drones and missiles attacks, some of which caused civilian casualties and infrastructure damage. While a ceasefire was reached between Israel and Iran in June 2025 after 12 days of hostilities, on February 28, 2026, the United States and Israel launched coordinated military strikes against Iran, including attacks on strategic military infrastructure and leadership targets, with the stated aim of degrading Iran’s capacity to conduct or support hostile operations against them. In response, Iran has fired missiles and drones toward population centers and military installations in Israel, Europe and neighboring countries in the Gulf region, and also launched counter-strikes against U.S. forces and allied bases throughout the Gulf region. In March 2026, hostilities resumed along Israel’s northern border with Lebanon, when Hezbollah resumed its attacks as part of a broader regional escalation. In response, Israel resumed military operations against Hezbollah in southern Lebanon. As of the date of these consolidated financial statements, conflict continues in parts of the region.

The war has had no material effect on the Company’s financial situation and on the results of the Company’s activities. Also, the Company managed to maintain operational and functional continuity, including maintaining an effective staff volume and effective ongoing operations with its customers and suppliers.

e. These Condensed Consolidated Interim financial statements were authorized for issue by the Board of Directors on November 12, 2026.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)